Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Deferred tax assets:
Tax losses	$ 23,244,000	$ 20,145,000
Others	429,000	372,000
Total deferred tax assets	23,673,000	20,517,000
Less: Valuation allowance	(23,244,000)	(20,145,000)
Deferred tax assets	429,000	372,000
Deferred tax liabilities:
Undistributed earnings from PRC entities	4,497,000	5,230,000
Others	124,000	131,000
Deferred tax liabilities	$ 4,621,000	5,361,000
Deferred tax assets, current		372,000
Deferred tax liabilities, current		$ 1,364,000